BALANCE SHEET - USD ($)	Oct. 14, 2020	Sep. 30, 2020		Jul. 09, 2020	Oct. 14, 2019
Current Assets
Cash	$ 1,681,999	$ 144,584		$ 0	$ 1,681,999
Prepaid expenses	26,800
Total Current Assets	1,708,799
Cash held in Trust Account	805,000,000				805,000,000
TOTAL ASSETS	806,708,799	466,179
Current liabilities
Accrued offering costs	167,861	41,179
Advances from related party	5,000	5,000
Promissory note - related party		400,000
Total Current Liabilities	172,861	446,179
Deferred underwriting fee payable	28,175,000
TOTAL LIABILITIES	28,347,861
Commitments
Class A ordinary shares subject to possible redemption, 77,336,093 shares at redemption value	773,360,930
Shareholders' Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	5,002,679	22,987
Accumulated deficit	(5,000)	(5,000)
Total Shareholders' Equity	5,000,008	20,000		$ 0	$ 5,000,008
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	806,708,799	466,179
Class A ordinary shares
Shareholders' Equity
Common Stock, Value, Issued	316	0
Class B ordinary shares
Shareholders' Equity
Common Stock, Value, Issued	$ 2,013	$ 2,013	[1]

[1]	Included an aggregate of up to 2,625,000 Class B ordinary shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full (see Note 5).